INVESTMENTS (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
AIA Group Limited (AIA)
Operating results:
Total revenues	$ 13,802
Total expenses	(12,436)
Net income	1,366
Balance sheet:
Total assets	112,673
Total liabilities	(90,894)
All other equity method investments
Operating results:
Total revenues	12,749	14,079	(15,160)
Total expenses	(3,530)	(3,812)	(6,312)
Net income	9,219	10,267	(21,472)
Balance sheet:
Total assets		95,749	100,156
Total liabilities		$ (22,379)	$ (23,343)